GENERAL (Details) - USD ($) $ in Thousands		6 Months Ended
	Jul. 09, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accumulated deficit		$ 77,840		$ 77,464
Net cash used in operating activities		1,596	$ 4,421
Cash, cash equivalents and restricted cash		1,900	$ 3,191	$ 1,210	$ 2,801
Net working capital		$ 9,063
Reduction in operating expenses (as a percent)		40.00%	40.00%
Amount of secured credit facility					20,000
Remaining available secured financing					$ 6,000
Subsequent Event [Member]
Amount raised from private equity placement	$ 3,200
Subsequent Event [Member] | Iliad R&D L.P [Member]
Secured debt	$ 3,500